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<FILENAME>a200506_13f-hr.text
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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F Cover Page

  Report for Calendar Year of Quarter Ended: June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entities

Institutional Manager Filing this Report:

Name:     Force Capital Management, LLC

Address:  152 West 57th Street
          45th Floor
          New York, NY 10019

13F File Number:  028-11176

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Steven Fuchs
Title:         Chief Financial Officer
Phone:         (212) 373-0828

Signature, Place and Date of Signing:

     /s/ Steven Fuchs     New York, New York         08/12/2005
     ----------------     ------------------         --------
       [Signature]          [City, State]             [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Reporting for this Manager: NONE

                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 52

Form 13F Information Table Value Total: $314,866
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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
Force Capital Management, LLC
Form 13F Information Table
June 30, 2005

COLUMN 1                 COLUMN 2      COLUMN 3     COLUMN 4     Column 5	    Column 6    Column 7  Column 8
                         TITLE OF                   VALUE        SHRS OR   SH/	    INVESTOR    OTHER  VOTING  AUTHORITY
NAME OF ISSUER           CLASS         CUSIP        (x1000)      PRN AMT   PRN	    DISCRETION  MGRS   SOLE    SHARED
--------------           -----         -----        -------      --------- ---	    ----------  ----   -----------------
AFFORDABLE RESIDENTIAL CMTY Com         008273104       4,110	 307,900   SH		SOLE	NONE   307,900	0
ALLMERICA FINANCIAL CORP    Com         019754100       2,422	  65.300   SH		SOLE	NONE	65,300	0
AMERCO                      Com         023586100       4,198     78,391   SH		SOLE	NONE    78,391	0
AMERICAN TOWER SYSTEMS      Com CL A    029912201       7,971    379,200   SH		SOLE	NONE   379,200	0
AMERITRADE HLDG CORP        Com         03074K100       5,423    291,400   SH		SOLE	NONE   291,400	0
APARTMENT INVT & MGT CO	    Com	CL A    03748R101       9,935    242,800   SH		SOLE	NONE   242,800	0
ARCHIPELAGO HOLDINGS INC    Com		03957A104       9,674    248,107   SH           SOLE    NONE   248,107  0
ARCHSTONE-SMITH TRUST       Com         039583109       3,638     94,200   SH		SOLE	NONE	94,200	0
ARMSTRONG HOLDINGS INC	    Com         042384107         654    270,419   SH           SOLE	NONE   270,419  0
ASHLAND INC                 Com         044204105      12,182    169,500   SH           SOLE	NONE   169,500  0
ASTORIA FINANCIAL CORP      Com         046265104       2,201     77,300   SH           SOLE	NONE    77,300  0
BARNES & NOBLE, INC         Com         067774109       2,192     56,500   SH           SOLE	NONE    56,500  0
BLOCKBUSTER INC             Com CL B    093679207      15,045  1,753,500   SH           SOLE	NONE 1,753,500  0
BLOCKBUSTER INC             Com         093679108       4,198    460,300   SH           SOLE	NONE   460,300  0
BROOKFIELD HOMES CORP       Com         112723101       7,050    154,600   SH           SOLE	NONE   154,600  0
COPART INC                  Com         217204106      11,133    467,400   SH           SOLE	NONE   467,400  0
CORRECTIONS CORP AMER NEW   Com         22025Y407       3,383     86,200   SH           SOLE	NONE    86,200  0
CROWN CASTLE INTL CORP      Com         228227104       8,506    418,600   SH           SOLE	NONE   418,600  0
EASTMAN KODAK COMPANY	    Com		277461109       2,551     95,000   SH           SOLE    NONE    95,000  0
ENDURANCE SPECIALTY HLDGS   Com         G30397106       3,290     87,000   SH           SOLE	NONE    87,000  0
FIDELITY NATIONAL FINANCL   Com         316326107       3,182     89,150   SH           SOLE	NONE    89,150  0
FREDDIE MAC                 Com         313400301       5,284     81,000   SH           SOLE	NONE    81,000  0
GREAT A&P TEA CO. INC       Com         390064103       5,620    193,400   SH           SOLE	NONE   193,400  0
HARLEYSVILLE GROUP INC      Com         412824104         472     22,607   SH           SOLE	NONE    22,607  0
HEIDRICK & STRUGGLES INC    Com         422819102       3,503    134,300   SH           SOLE    NONE   134,300  0
KINDER MORGAN INC KANS      Com         49455P101       6,931     83,300   SH           SOLE	NONE    83,300  0
MI DEVELOPMENTS INC         Com         55304X104       6,329    200,600   SH           SOLE	NONE   200,600  0
NOVELIS INC		    Com		67000x106       5,876    228,800   SH           SOLE    NONE   228,800  0
NUVEEN INVESTMENTS INC      Com         67090F106       7,686    204,300   SH           SOLE	NONE   204,300  0
OFFICE DEPOT INC            Com         676220106       9,730    426,000   SH           SOLE	NONE   426,000  0
ORIGEN FINANCIAL INC        Com         68619E208       3,579    483,632   SH           SOLE	NONE   483,632  0
PATHMARK STORES INC	    Com		70322A101         438     50,000   SH           SOLE    NONE    50,000  0
PHH CORPORATION             Com         693320202      10,429    405,500   SH           SOLE	NONE   405,500  0
PRICE COMMUNICATION         Com         741437305         173     10,000   SH           SOLE	NONE    10,000  0
PRUDENTIAL FINANCIAL INC    Com         744320102       1,497     22,800   SH           SOLE	NONE    22,800  0
RADIO ONE INC               CL D NONVTG 75040P405         737     57,700   SH           SOLE	NONE    57,700  0
RELIANT ENERGY, INC         Com         75952B105       4,004    323,400   SH           SOLE	NONE   323,400  0
RYLAND GROUP INC            Com         783764103       3,869     51,000   SH           SOLE	NONE    51,000  0
SEARS HOLDINGS CORPORATION  Com         812350106      10,386     69,298   SH           SOLE	NONE    69,298  0
SIZELER PROPERTY INVESTORS  Com         830137105       8,136    616,400   SH           SOLE	NONE   616,400  0
SOVEREIGN BANCORP INC       Com         845905108       1,796     80,400   SH           SOLE	NONE    80,400  0
STATE AUTO FINANCIAL CORP   Com         855707105       7,358    237,050   SH           SOLE	NONE   237,050  0
SWIFT TRANSPORTATION        Com         870756103       1,232     52,900   SH           SOLE	NONE    52,900  0
TOYS R US INC (HOLDING CO)  Com         892335100      11,529    435,400   SH           SOLE	NONE   435,400  0
TWEETER HOME ENTERTAINMENT  Com         901167106         292    116,800   SH           SOLE	NONE   116,800  0
USA MOBILITY INC            Com         90341G103       5,315    181,032   SH           SOLE	NONE   181,032  0
WELLPOINT INC               Com         94973V107       4,248     61,000   SH           SOLE	NONE    61,000  0
WENDYS INTL INC             Com         950590109      13,175    276,500   SH           SOLE	NONE   276,500  0


Options

COPART INC                  Com         217204106       2,694    113,100   SH   CALL    SOLE    NONE   113,100  0
SEARS HOLDINGS CORPORATION  Com         812350106      45,710    305,000   SH   CALL    SOLE    NONE   305,000  0
ARCHIPELAGO HOLDINGS INC    Com         03957A104       3,899    100,000   SH   CALL    SOLE    NONE   100,000  0


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 02090.0001 #200506